SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Prepayments And Other Current Assets
Security deposits	$ 2,855,811	$ 2,815,172
Others	641,877	513,017
Prepayments and other current assets	$ 3,497,688	$ 3,328,189